Transfers To and From The Plan - Additional Information (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Transfers To And From The Plan [Line Items]
Transfers to the Plan	$ (88)	$ (179)
Employee Retirement Savings Plan
Employee Benefit Plan Transfers To And From The Plan [Line Items]
Transfers to the Plan	213	202
Transfers from the Plan	$ 125	$ 23